Transactions with Related Parties	12 Months Ended
Dec. 31, 2013
TRANSACTIONS WITH RELATED PARTIES [Abstract]
TRANSACTIONS WITH RELATED PARTIES
 NOTE 16: TRANSACTIONS WITH RELATED PARTIES
Office rent: The Company has entered into lease agreements with Goldland Ktimatiki-Ikodomiki-Touristiki Xenodohiaki Anonimos Eteria and Emerald Ktimatiki-Ikodomiki Touristiki Xenodohiaki Anonimos Eteria, both of which are Greek corporations that are currently majority-owned by Angeliki Frangou, Navios Holdings' Chairman and Chief Executive Officer. The lease agreements provide for the leasing of facilities located in Piraeus, Greece to house the operations of most of the Company's subsidiaries. The total annual lease payments are in the aggregate €959 (approximately $1,320) and the lease agreements expire in 2017 and 2019. These payments are subject to annual adjustments, which are based on the inflation rate prevailing in Greece as reported by the Greek State at the end of each year.
Purchase of services: The Company utilizes its affiliate company, Acropolis (See Note 9), as a broker. Commissions paid to Acropolis for each of the years ended December 31, 2013, 2012 and 2011 were $63, $48 and $17, respectively. During the years ended December 31, 2013, 2012 and 2011, the Company received dividends of $433, $140, and $602, respectively. Included in the trade accounts payable at December 31, 2013 and 2012 was an amount of $76 and $115, respectively, which was due to Acropolis.
Vessels charter hire: In February 2012, the Company chartered in from Navios Partners the Navios Apollon, a 2000-built Ultra-Handymax vessel. The term of this charter is approximately two years at a net daily rate of $12.5 per day for the first year and $13.5 net per day for the second year, plus 50/50 profit sharing based on actual earnings.

In May 2012, the Company chartered in from Navios Partners the Navios Prosperity, a 2007-built Panamax vessel. The term of this charter is approximately one year with two six-month extension options granted to the Company, at a net daily rate of $12.0 plus profit sharing. The owners will receive 100% of the first $1.5 in profits above the base rate, and thereafter all profits will be split 50/50 to each party.

In September 2012, the Company chartered in from Navios Partners the Navios Libra, a 1995-built Panamax vessel. The term of this charter is approximately three years at a net daily rate of $12.0 plus 50/50 profit sharing based on actual earnings.

In May 2013, the Company chartered in from Navios Partners the Navios Felicity, a 1997-built Panamax vessel. The term of this charter is approximately one year at a net daily rate of $12.0 plus 50/50 profit sharing based on actual earnings.

In May 2013, the Company chartered in from Navios Partners the Navios Aldebaran, a 2008-built Panamax vessel. The term of this charter is approximately six months at a net daily rate of $11.0 plus profit sharing. The owners will receive 100% of the first $2.5 in profits above the base rate, and thereafter all profits will be split 50/50 to each party.

In July 2013, the Company chartered in from Navios Partners the Navios Hope, a 2005-built Panamax vessel. The term of this charter is approximately one year at a net daily rate of $10.0.

In July 2013, the Company chartered in from Navios Partners the Navios Melodia, a 2010-built Capesize vessel. The term of this charter is approximately four months at a net daily rate of $15.0.

In July 2013, the Company chartered in from Navios Partners the Navios Pollux, a 2009-built Capesize vessel, under a voyage charter which was completed in August 2013.

Total charter hire expense for all vessels for the years ended December 31, 2013, 2012 and 2011 were $22,386, $7,484 and $0, respectively, and were included in the statement of comprehensive (loss)/ income under “Time charter, voyage and logistics business expenses”.

Management fees: Navios Holdings provides commercial and technical management services to Navios Partners' vessels for a daily fixed fee. As of December 31, 2012, the daily fees are $4.7 per owned Ultra Handymax vessel, $4.6 per owned Panamax vessel and $5.7 per owned Capesize vessel until December 31, 2013. This daily fee covers all of the vessels' operating expenses, including the cost of drydock and special surveys. In October 2013, the Company amended its existing Management Agreement with Navios Partners to fix the fees for ship management services of its owned fleet at: (i) $4.0 daily rate per Ultra-Handymax vessel; (ii) $4.1 daily rate per Panamax vessel; (iii) $5.1 daily rate per Capesize vessel effective from January 1, 2014 through December 31, 2015; and (iv) $6.5 daily rate per Container vessel effective from the delivery through December 31, 2015. From January 1, 2016 to December 31, 2017, Navios Partners will reimburse Navios Holdings for all of the actual operating costs and expenses in connection with the management of Navios Partners' fleet. Drydocking expenses under this agreement will be reimbursed by Navios Partners at cost at occurrence. Total management fees for the years ended December 31, 2013, 2012 and 2011 amounted to $36,173, $31,689 and $26,343, respectively.
      Navios Holdings provides commercial and technical management services to Navios Acquisition's vessels for a daily fee of $6.0 per owned MR2 product tanker and chemical tanker vessel, $7.0 per owned LR1 product tanker vessel and $10.0 per owned VLCC vessel. This daily fee covers all of the vessels' operating expenses, other than certain extraordinary fees and costs. Actual operating costs and expenses will be determined in a manner consistent with how the initial fixed fees were determined. Drydocking expenses will be fixed under this agreement for up to $300 per vessel and will be reimbursed at cost for VLCC vessels. Navios Acquisition may, upon request, reimburse the manager partially or fully for drydocking and other extraordinary fees and expenses under the management agreement at a later date, but not later than January 5, 2015, bearing interest of 1% over LIBOR. Navios Acquisition may, upon request, reimburse the manager partially or fully for any fixed management fees outstanding for a period of not more than nine months at a later date, but no later than December 31, 2014, bearing interest of 1% over LIBOR. Total management fees for the years ended December 31, 2013, 2012 and 2011 amounted to $71,392, $47,043 and $35,678, respectively.
Pursuant to a management agreement dated December 13, 2013, Navios Holdings provides commercial and technical management services to Navios Europe's tanker and container vessels. The term of this agreement is for a period of six years. Management fees under this agreement will be reimbursed at cost at occurrence. Total management fees for the year ended December 31, 2013 amounted to $645.
Navios Partners Guarantee: Contemporaneously with the Insurance Restructuring (as defined in Note 25), in November 2012 (as amended in March 2014), the Company entered into an agreement with Navios Partners that provided Navios Partners with guarantees against counterparty default on certain existing charters (the “Navios Partners Guarantee”). The Navios Partners Guarantee provided Navios Partners with guarantees against counterparty default on certain existing charters, which had previously been covered by the charter insurance for the same vessels, same periods and same amounts. The Navios Partners Guarantee provides for a maximum possible payout of $20,000 by the Company to Navios Partners. Premiums that are calculated on the same basis as the restructured charter insurance are included in the management fee that is paid by Navios Partners to Navios Holdings pursuant to the management agreement. As of December 31, 2013, no claims had been submitted to Navios Holdings.

General & administrative expenses: Navios Holdings provides administrative services to Navios Partners. Such services include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the years ended December 31, 2013, 2012 and 2011 amounted to $4,366, $3,883 and $3,447, respectively.
On May 28, 2010, Navios Acquisition has entered into an administrative services agreement, expiring May 28, 2015, with Navios Holdings, pursuant to which Navios Holdings provides office space and certain administrative management services to Navios Acquisition which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the years ended December 31, 2013, 2012 and 2011 amounted to $3,476, $2,110 and $1,527, respectively.

On April 12, 2011, Navios Holdings entered into an administrative services agreement with Navios Logistics for a term of five years, pursuant to which Navios Holdings will provide certain administrative management services to Navios Logistics. Such services include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the year ended December 31, 2013, 2012 and 2011 amounted to $740, $600 and $375, respectively. The general and administrative fees have been eliminated upon consolidation.

Pursuant to a management agreement dated December 13, 2013, Navios Holdings provides administrative services to Navios Europe's tanker and container vessels. Such services include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. The term of this agreement is for a period of six years. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the year ended December 31, 2013 amounted to $25.

Pursuant to a management agreement dated May 15, 2013, Navios Holdings provides commercial and administrative services to Navios Asia' vessels. Such services include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. The agreement will continue unless terminated by either party. The annual fee that Navios Asia pays to Navios Holdings is $50 per vessel. Total general and administrative fees charged for the year ended December 31, 2013 amounted to $9. The general and administrative fees have been eliminated upon consolidation.

Balance due from affiliate (excluding Navios Europe): Balance due from affiliate as of December 31, 2013 amounted to $12,064 (December 31, 2012: $108,538) which included the current amounts due from Navios Partners and Navios Acquisition, which were $390 (December 31, 2012: $21,716) and $6,530 (December 31, 2012: $29,121), respectively, and the non-current amount of $5,144 (December 31, 2012: $57,701) due from Navios Acquisition. The balances mainly consisted of management fees, administrative fees, drydocking and other expenses and other amounts payable.

Omnibus agreements: Navios Holdings has entered into an omnibus agreement with Navios Partners (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners' IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain drybulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings has agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years.

Navios Acquisition entered into an omnibus agreement (the “Acquisition Omnibus Agreement”) with Navios Holdings and Navios Partners in connection with the closing of Navios Acquisition's initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America, without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter drybulk carriers subject to specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries granted to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels it might own. These rights of first offer will not apply to a (i) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a counterparty, or (ii) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.
Sale of Vessels and Sale of Rights to Navios Partners: Upon the sale of vessels to Navios Partners, Navios Holdings recognizes the gain immediately in earnings only to the extent of the interest in Navios Partners owned by third parties and defers recognition of the gain to the extent of its own ownership interest in Navios Partners (the “deferred gain”). Subsequently, the deferred gain is amortized to income over the remaining useful life of the vessel. The recognition of the deferred gain is accelerated in the event that (i) the vessel is subsequently sold or otherwise disposed of by Navios Partners or (ii) the Company's ownership interest in Navios Partners is reduced. In connection with the public offerings of common units by Navios Partners, a pro rata portion of the deferred gain is released to income upon dilution of the Company's ownership interest in Navios Partners (See also Note 19 “Disposal of Assets”). As of December 31, 2013 and 2012, the unamortized deferred gain for all vessels and rights sold totaled $21,578 and $28,459, respectively, and for the years ended December 31, 2013, 2012 and 2011, Navios Holdings recognized $6,881, $12,652 and $12,024 respectively, of the deferred gain in “Equity in net earnings of affiliated companies”.
The Navios Holdings Credit Facility: Navios Acquisition entered into a $40,000 credit facility with Navios Holdings in 2010 which was amended in 2010 and 2011. The facility is available for multiple drawings up to a limit of $40,000, has a margin of LIBOR plus 300 basis points and matures in December 2014. As of December 31, 2013, the outstanding amount under this facility was $0 (December 31, 2012: $35,000) and was recorded under “Loan receivable from affiliate company”.
Balance due from Navios Europe: Current balance due from Navios Europe as of December 31, 2013, amounted to $1,407 and mainly consists of management fees and other expenses.
Navios Holdings, Navios Acquisition and Navios Partners will make available to Navios Europe (in each case, in proportion to their ownership interests in Navios Europe) revolving loans up to $24,100  to fund working capital requirements (collectively, the “Navios Revolving Loans”). See Note 9 for the investment in Navios Europe and respective ownership interests.
The Navios Revolving Loans earn a 12.7% preferred distribution and are repaid from Free Cash Flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates.
As of December 31, 2013, Navios Holdings' portion of the outstanding amount relating to portion of the investment in Navios Europe (47.5% of the $10,000) is $4,750, under the caption “Investment in affiliates” and the outstanding amount relating to the Navios revolving loans capital is $2,660, under caption “Loan receivable from affiliate companies.” As of December 31, 2013, the amount undrawn from the revolving facility was $18,500, of which Navios Holdings is committed to fund $8,788.